Label	Element	Value
Bonds Convertible Or Exchangeable Into New Or Existing Shares O C E A N E [Member] | Non cash changes Debt Accreditations [Member]
Notes and debentures issued	ifrs-full_NotesAndDebenturesIssued	€ 2,570,000
Bonds Convertible Or Exchangeable Into New Or Existing Shares O C E A N E [Member] | Non cash changes Conversions [Member]
Notes and debentures issued	ifrs-full_NotesAndDebenturesIssued	€ (621,000)
Bonds Convertible Or Exchangeable Into New Or Existing Shares O C E A N E [Member] | Bonds At Origin [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	3.50%
Bank Loans [Member] | BPI PGE [Member] | Effective Interest Rate [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.65%
Bank Loans [Member] | CDN PGE [Member] | Effective Interest Rate [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.08%
Bank Loans [Member] | Natixis PGE [Member] | Effective Interest Rate [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.11%
Bank Loans [Member] | BNP PGE [Member] | Effective Interest Rate [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.16%
Bank Loans [Member] | CIC PGE [Member] | Effective Interest Rate [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.46%